Property, Plant and Equipment - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) plant
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 155.6	$ 129.6	$ 125.4
Capitalized interest	1.9	9.5
Restructuring expenses	0.0	0.0	77.4
Property, plant and equipment, net	1,457.0	1,372.3
Other impairment charges			1.2
Shut Down of Summerville, South Carolina Facility
Property, Plant and Equipment [Line Items]
Impairment charges related to decision to shut down facility			12.0
Impairment charge, difference between carrying value and fair value			22.1
Costs to sell			10.1
Non-Core Assets
Property, Plant and Equipment [Line Items]
Impairment charges related to decision to shut down facility			$ 29.2
Number of plants | plant			4
North America Fiber Cement
Property, Plant and Equipment [Line Items]
Restructuring expenses			$ 41.2
North America Fiber Cement | Cost of Sales
Property, Plant and Equipment [Line Items]
Other impairment charges	$ 0.4	$ 2.0	2.8
Asia Pacific Fiber Cement | Penrose Plant Assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net			2.6
Asia Pacific Fiber Cement | Exit of Business
Property, Plant and Equipment [Line Items]
Restructuring expenses			14.0
Impairment charges related to decision to shut down facility			1.0
Europe Building Products | Non-Core Assets
Property, Plant and Equipment [Line Items]
Restructuring expenses			$ 5.5